                             ORBITEX GROUP OF FUNDS

                        SUPPLEMENT DATED MARCH 15, 2000,
                      TO PROSPECTUS DATED JANUARY 19, 2000

The Orbitex Group of Funds now offers Class C Shares of the Growth Fund, in addition to offering Class C for the Orbitex Info-Tech & Communications Fund and the Orbitex Health & Biotechnology Fund. Accordingly, the Prospectus is amended as follows:

Under the Heading "FUNDS AT A GLANCE -- Orbitex Growth Fund," the Investor Expense Table and the Expense Example on pages 8 and 9 are revised to provide the following information:

INVESTOR EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A, Class B, or Class C Shares of the Orbitex Growth Fund. Please note that the following information does not include fees that other financial institutions may charge you for their services.

                                                                                   CLASS A      CLASS B     CLASS C
                                                                                   SHARES       SHARES      SHARES
                                                                                   -------      -------     -------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
INVESTMENT)

Maximum Sales Charge (Load) Imposed on Purchase (as a % of offering                  5.75%(1)    None          None
price)
Maximum Deferred Sales Charge (Load) (as a % of lower of original
purchase price or redemption proceeds)                                               None(2)     5.00%(3)      1.00%(4)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Distributions                                                                        None        None          None
Redemption Fee (as a % of amount redeemed, if applicable)                            None        None          None
Exchange Fee                                                                         None        None          None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
Management Fees                                                                      0.75%       0.75%         0.75%
Distribution and/or Service (12b-1) Fees                                             0.40%       1.00%(5)      1.00%(5)
Other Expenses                                                                      16.88%      16.88%        16.88%(6)
                                                                                    ------      ------        ------

Total Annual Operating Expenses                                                     18.03%      18.63%        18.63%
Fee Waiver and Expense Reimbursement                                                16.03%(6)   16.03%(6)     16.03%(6)
                                                                                    ------      ------        ------

Net Expenses                                                                         2.00%       2.60%         2.60%
                                                                                    ------      ------        ------
                                                                                    ------      ------        ------

     (1) Reduced for purchases of $50,000 or more by certain investors. See "Your Account - Classes in Detail - Class A - Reduced Sales Charge."

     (2) Purchases of Class A Shares of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge ("CDSC") applies on amounts redeemed within one year of purchase. See "Your Account - Classes in Detail - Class A - Reduced Sales Charge."

     (3)  The CDSC payable upon redemption of Class B shares declines over time.

     (4) The CDSC applies to redemptions of Class C shares within eighteen months of purchase.

     (5)  Including a 0.25% shareholder servicing fee.

     (6) Orbitex Management has agreed contractually to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, so that the expense ratio of Class A Shares does not exceed 2.00% and the expense ratios of Class B and Class C Shares do not exceed 2.60%. This arrangement will remain in effect until at least April 30, 2000. The information contained in the table above and the example below reflects the expenses of each class of the Fund taking into account any applicable fee waivers and or reimbursements.

EXAMPLE

This example is intended to help you compare the cost of investing in the Orbitex Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------------------------------------------
           YEAR                       CLASS A                    CLASS B                    CLASS C
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
             1                        $  766                     $  763                    $  363
-------------------------------------------------------------------------------------------------------------
             3                        $3,826                     $3,876                    $3,576
-------------------------------------------------------------------------------------------------------------
             5                        $6,140                     $6,248                    $6,048
-------------------------------------------------------------------------------------------------------------
            10                        $9,749                     $9,761                    $9,817
-------------------------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

-------------------------------------------------------------------------------------------------------------
           YEAR                       CLASS A                    CLASS B                    CLASS C
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
             1                        $  766                     $  263                     $  263
-------------------------------------------------------------------------------------------------------------
             3                        $3,826                     $3,576                     $3,576
-------------------------------------------------------------------------------------------------------------
             5                        $6,140                     $6,048                     $6,048
-------------------------------------------------------------------------------------------------------------
            10                        $9,749                     $9,761                     $9,817
-------------------------------------------------------------------------------------------------------------


In addition, on page 45 of the Prospectus, the following language replaces the second paragraph under the heading Class C -- Level Load:

Class C Shares are only being made available for the Info-Tech & Communications Fund, the Health & Biotechnology Fund and the Growth Fund.

                               * * * * * * * * * *

Funds Distributor, Inc. continues to serve as the distributor of the Funds. Accordingly, the references to Orbitex Funds Distributor, Inc. on pages 46 and 55 should read:

                             Funds Distributor, Inc.
                                 60 State Street
                           Boston, Massachusetts 02109

                               * * * * * * * * * *

The paragraph following the heading "Portfolio Manager" on page 34 of the Prospectus is replaced in its entirety with the following paragraph:

     Kenneth Hoffman, CFA is the portfolio manager for the Strategic Natural Resources Fund. Mr. Hoffman joined Orbitex Management, Inc. in February 2000, bringing with him more than seven years experience as an analyst covering non-ferrous, precious metals and the steel industry. Prior to joining Orbitex, Mr. Hoffman had been an analyst with Prudential Securities Equity Research since 1993.